Vanguard® Target Maturity 2033 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.2%)
Communications (9.4%)
	Alphabet Inc.	4.400%	2/15/2033	81	79
	America Movil SAB de CV	5.000%	1/20/2033	15	15
	AT&T Inc.	4.750%	4/30/2033	56	55
	AT&T Inc.	2.550%	12/1/2033	91	76
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	18	18
	Charter Communications Operating LLC	4.400%	4/1/2033	43	40
	Comcast Corp.	4.250%	1/15/2033	44	42
	Comcast Corp.	4.650%	2/15/2033	26	25
	Comcast Corp.	7.050%	3/15/2033	7	8
	Comcast Corp.	4.800%	5/15/2033	39	38
	Fox Corp.	6.500%	10/13/2033	33	35
	MercadoLibre Inc.	4.900%	1/15/2033	17	16
	Meta Platforms Inc.	4.875%	5/15/2033	48	48
	Meta Platforms Inc.	4.950%	5/15/2033	55	55
	Omnicom Group Inc.	5.000%	6/2/2033	20	20
[1]	Space Exploration Technologies Corp.	5.650%	7/15/2033	156	155
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	14	16
	T-Mobile USA Inc.	4.625%	1/15/2033	6	6
	T-Mobile USA Inc.	5.200%	1/15/2033	74	75
	T-Mobile USA Inc.	5.050%	7/15/2033	40	40
	Verizon Communications Inc.	4.750%	1/15/2033	25	25
	Verizon Communications Inc.	5.050%	5/9/2033	25	25
	Verizon Communications Inc.	4.500%	8/10/2033	82	79
					991
Consumer Discretionary (4.8%)
	Amazon.com Inc.	4.550%	3/13/2033	90	89
	Amazon.com Inc.	4.350%	3/20/2033	53	52
	AutoZone Inc.	4.750%	2/1/2033	16	16
	AutoZone Inc.	6.550%	11/1/2033	12	13
	Darden Restaurants Inc.	6.300%	10/10/2033	14	15
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	32	32
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	25	27
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	12	12
	General Motors Financial Co. Inc.	6.400%	1/9/2033	26	28
	Las Vegas Sands Corp.	5.650%	5/18/2033	12	12
	Lowe's Cos. Inc.	5.000%	4/15/2033	47	47
	Lowe's Cos. Inc.	5.150%	7/1/2033	11	11
	Magna International Inc.	5.500%	3/21/2033	18	18
	Marriott International Inc.	4.500%	5/1/2033	9	9
[2]	Marriott International Inc.	2.750%	10/15/2033	23	20
	McDonald's Corp.	4.950%	8/14/2033	13	13
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	32	31
	Starbucks Corp.	4.800%	2/15/2033	7	7
	Toyota Motor Corp.	5.123%	7/13/2033	20	20
[2]	Toyota Motor Credit Corp.	4.600%	3/11/2033	26	25
	Tractor Supply Co.	5.250%	5/15/2033	16	16
					513
Consumer Staples (5.7%)
	Altria Group Inc.	6.875%	11/1/2033	15	17
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	10	10
	BAT Capital Corp.	4.625%	3/22/2033	22	21
	BAT Capital Corp.	6.421%	8/2/2033	30	32
	Brown-Forman Corp.	4.750%	4/15/2033	14	14
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	13	13
	Colgate-Palmolive Co.	4.600%	3/1/2033	10	10
	Constellation Brands Inc.	4.900%	5/1/2033	20	20
	Diageo Capital plc	5.500%	1/24/2033	18	18
	Diageo Capital plc	5.625%	10/5/2033	28	29
	Dollar General Corp.	5.450%	7/5/2033	28	28
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	15	15
	General Mills Inc.	4.950%	3/29/2033	29	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	6.200%	11/15/2033	29	31
	JBS NV	5.750%	4/1/2033	47	48
	Kenvue Inc.	4.900%	3/22/2033	29	29
	McCormick & Co. Inc.	4.950%	4/15/2033	9	9
	PepsiCo Inc.	4.450%	2/15/2033	22	22
	Philip Morris International Inc.	5.375%	2/15/2033	43	44
	Philip Morris International Inc.	5.625%	9/7/2033	44	46
	Procter & Gamble Co.	4.050%	1/26/2033	18	18
	Target Corp.	4.400%	1/15/2033	12	12
	Unilever Capital Corp.	5.000%	12/8/2033	17	17
	Walmart Inc.	4.100%	4/15/2033	43	42
	Walmart Inc.	4.450%	4/30/2033	26	26
					600
Energy (7.4%)
	Baker Hughes Holdings LLC	4.650%	6/15/2033	16	16
	BP Capital Markets America Inc.	4.812%	2/13/2033	55	55
	BP Capital Markets America Inc.	4.893%	9/11/2033	41	41
	Cheniere Energy Partners LP	5.950%	6/30/2033	34	35
	ConocoPhillips Co.	5.050%	9/15/2033	24	24
	Diamondback Energy Inc.	6.250%	3/15/2033	30	32
	Enbridge Inc.	5.700%	3/8/2033	52	54
	Enbridge Inc.	2.500%	8/1/2033	39	33
	Energy Transfer LP	5.750%	2/15/2033	57	59
	Energy Transfer LP	6.550%	12/1/2033	24	26
	Enterprise Products Operating LLC	5.350%	1/31/2033	28	29
[2]	Enterprise Products Operating LLC	6.875%	3/1/2033	11	12
	Hess Corp.	7.125%	3/15/2033	15	17
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	8	9
	Kinder Morgan Inc.	4.800%	2/1/2033	31	31
	Kinder Morgan Inc.	5.200%	6/1/2033	36	36
	MPLX LP	5.000%	1/15/2033	37	37
	MPLX LP	5.000%	3/1/2033	13	13
	ONEOK Inc.	6.050%	9/1/2033	36	38
	Ovintiv Inc.	6.250%	7/15/2033	17	18
	Phillips 66 Co.	5.300%	6/30/2033	24	24
	Schlumberger Investment SA	4.800%	5/7/2033	9	9
	Targa Resources Corp.	4.200%	2/1/2033	34	32
	Targa Resources Corp.	6.125%	3/15/2033	8	8
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	37	36
	Western Midstream Operating LP	6.150%	4/1/2033	19	20
	Williams Cos. Inc.	5.650%	3/15/2033	34	35
					779
Financials (30.8%)
	AerCap Ireland Capital DAC	4.750%	1/15/2033	7	7
	AerCap Ireland Capital DAC	3.400%	10/29/2033	53	47
	Allstate Corp.	5.250%	3/30/2033	22	22
	American Express Co.	5.043%	5/1/2034	34	34
	American International Group Inc.	5.125%	3/27/2033	22	22
	Ameriprise Financial Inc.	5.150%	5/15/2033	21	21
	Aon Corp.	5.350%	2/28/2033	18	18
	Apollo Global Management Inc.	6.375%	11/15/2033	10	11
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	20	23
	Banco Santander SA	6.921%	8/8/2033	48	52
	Banco Santander SA	6.938%	11/7/2033	43	48
	Bank of America Corp.	5.288%	4/25/2034	87	88
	Bank of America Corp.	5.872%	9/15/2034	137	143
	Bank of New York Mellon Corp.	4.706%	2/1/2034	19	19
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	25	25
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	34	37
	Bank of Nova Scotia	4.813%	2/2/2034	25	25
	Barclays plc	6.224%	5/9/2034	38	40
	Barclays plc	7.119%	6/27/2034	36	39
	Barclays plc	6.692%	9/13/2034	54	58
	Blackrock Inc.	4.750%	5/25/2033	38	38
	Brookfield Capital Finance LLC	6.087%	6/14/2033	11	12
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	29	31
	Capital One Financial Corp.	5.817%	2/1/2034	10	10
	Capital One Financial Corp.	6.377%	6/8/2034	50	53
	Capital One Financial Corp.	7.964%	11/2/2034	42	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	5.853%	5/19/2034	51	53
	Charles Schwab Corp.	6.136%	8/24/2034	16	17
	Citigroup Inc.	6.000%	10/31/2033	66	69
	Citigroup Inc.	6.174%	5/25/2034	40	42
	CNA Financial Corp.	5.500%	6/15/2033	13	13
	Equitable Holdings Inc.	5.594%	1/11/2033	13	13
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	19	20
	Global Payments Inc.	5.400%	3/15/2033	13	13
	Goldman Sachs Group Inc.	6.125%	2/15/2033	20	21
	Goldman Sachs Group Inc.	5.094%	4/20/2034	90	90
	Goldman Sachs Group Inc.	6.561%	10/24/2034	26	28
[1]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	26	26
	HSBC Holdings plc	6.254%	3/9/2034	36	38
	HSBC Holdings plc	5.208%	5/12/2034	79	79
	HSBC Holdings plc	6.547%	6/20/2034	56	60
	HSBC Holdings plc	7.399%	11/13/2034	53	59
	ING Groep NV	6.114%	9/11/2034	33	35
	JPMorgan Chase & Co.	5.350%	6/1/2034	108	110
	JPMorgan Chase & Co.	6.254%	10/23/2034	88	94
	Keybank National Association	5.000%	1/26/2033	30	30
	M&T Bank Corp.	5.053%	1/27/2034	22	22
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	16	16
	Mastercard Inc.	4.850%	3/9/2033	20	20
	MetLife Inc.	5.375%	7/15/2033	22	23
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	12	12
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	46	47
	Mizuho Financial Group Inc.	5.754%	5/27/2034	16	17
	Mizuho Financial Group Inc.	5.748%	7/6/2034	33	34
[2]	Morgan Stanley	5.250%	4/21/2034	47	47
[2]	Morgan Stanley	5.424%	7/21/2034	21	21
	Morgan Stanley	6.627%	11/1/2034	124	135
	NatWest Group plc	6.016%	3/2/2034	22	23
	Nomura Holdings Inc.	6.181%	1/18/2033	14	15
	Nomura Holdings Inc.	6.087%	7/12/2033	22	23
	PNC Financial Services Group Inc.	5.068%	1/24/2034	40	40
	PNC Financial Services Group Inc.	5.939%	8/18/2034	30	32
	PNC Financial Services Group Inc.	6.875%	10/20/2034	52	57
	Progressive Corp.	4.950%	6/15/2033	10	10
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	17	17
[2]	Royal Bank of Canada	5.000%	2/1/2033	34	34
[2]	Royal Bank of Canada	5.000%	5/2/2033	39	39
	State Street Corp.	4.821%	1/26/2034	11	11
	State Street Corp.	5.159%	5/18/2034	25	25
	State Street Corp.	6.123%	11/21/2034	19	20
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	14	15
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	33	34
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	36	38
	Toronto-Dominion Bank	4.866%	4/22/2033	32	32
	Travelers Property Casualty Corp.	6.375%	3/15/2033	15	16
[2]	Truist Financial Corp.	5.122%	1/26/2034	37	37
[2]	Truist Financial Corp.	5.867%	6/8/2034	45	47
	US Bancorp	4.839%	2/1/2034	49	48
	Visa Inc.	4.400%	2/12/2033	20	20
	Wells Fargo & Co.	5.389%	4/24/2034	97	99
[2]	Wells Fargo & Co.	5.557%	7/25/2034	110	113
	Wells Fargo & Co.	6.491%	10/23/2034	84	91
	Westpac Banking Corp.	6.820%	11/17/2033	19	21
	Willis North America Inc.	5.350%	5/15/2033	19	19
					3,251
Health Care (10.8%)
	Abbott Laboratories	4.300%	3/15/2033	71	69
	AbbVie Inc.	4.400%	3/15/2033	36	35
	Amgen Inc.	4.200%	3/1/2033	43	41
	Amgen Inc.	5.250%	3/2/2033	90	92
	AstraZeneca Finance LLC	4.300%	3/2/2033	18	18
	AstraZeneca Finance LLC	4.875%	3/3/2033	14	14
	Augusta SpinCo Corp.	4.945%	3/23/2033	16	16
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	16	17
	Cencora Inc.	4.600%	2/13/2033	8	8

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Group	5.400%	3/15/2033	23	24
	CVS Health Corp.	5.250%	2/21/2033	45	46
	CVS Health Corp.	5.300%	6/1/2033	32	32
	Elevance Health Inc.	4.750%	2/15/2033	26	26
	Eli Lilly & Co.	4.700%	2/27/2033	20	20
	Eli Lilly & Co.	4.650%	5/20/2033	40	40
	Gilead Sciences Inc.	5.250%	10/15/2033	30	31
	HCA Inc.	5.000%	5/15/2033	15	15
	HCA Inc.	5.500%	6/1/2033	34	35
	Humana Inc.	5.875%	3/1/2033	19	20
	Johnson & Johnson	4.950%	5/15/2033	9	9
	Johnson & Johnson	4.375%	12/5/2033	25	25
	McKesson Corp.	5.100%	7/15/2033	20	20
	Medtronic Global Holdings SCA	4.500%	3/30/2033	29	28
	Merck & Co. Inc.	4.500%	5/17/2033	39	39
	Merck & Co. Inc.	4.950%	5/22/2033	35	35
	Merck & Co. Inc.	6.500%	12/1/2033	10	11
	Novartis Capital Corp.	4.600%	3/18/2033	55	54
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	130	129
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	20	20
	Quest Diagnostics Inc.	6.400%	11/30/2033	16	17
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	30	29
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	20	20
	UnitedHealth Group Inc.	5.350%	2/15/2033	45	46
	UnitedHealth Group Inc.	4.500%	4/15/2033	44	43
	UPMC	5.035%	5/15/2033	13	13
					1,137
Industrials (6.5%)
	Amphenol Corp.	4.400%	2/15/2033	34	33
	CSX Corp.	5.200%	11/15/2033	11	11
	Eaton Corp.	4.500%	3/6/2033	15	15
[2]	Eaton Corp.	4.150%	3/15/2033	47	45
[1]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	22	22
	HEICO Corp.	5.350%	8/1/2033	18	18
[1]	Honeywell Aerospace Inc.	4.600%	3/16/2033	45	44
	Ingersoll Rand Inc.	5.700%	8/14/2033	29	30
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	15	16
[2]	John Deere Capital Corp.	5.150%	9/8/2033	29	30
	L3Harris Technologies Inc.	5.400%	7/31/2033	39	40
	LKQ Corp.	6.250%	6/15/2033	18	19
	Lockheed Martin Corp.	5.250%	1/15/2033	26	27
	Norfolk Southern Corp.	4.450%	3/1/2033	17	17
	Northrop Grumman Corp.	4.700%	3/15/2033	28	28
	nVent Finance Sarl	5.650%	5/15/2033	16	16
	Regal Rexnord Corp.	6.400%	4/15/2033	35	37
	Republic Services Inc.	2.375%	3/15/2033	28	24
	Republic Services Inc.	5.000%	12/15/2033	7	7
	RTX Corp.	5.150%	2/27/2033	32	33
	Ryder System Inc.	6.600%	12/1/2033	12	13
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	15	15
	Trimble Inc.	6.100%	3/15/2033	21	22
	Triton Container International Ltd.	5.150%	2/15/2033	15	15
	Union Pacific Corp.	4.500%	1/20/2033	29	29
	United Parcel Service Inc.	4.875%	3/3/2033	20	20
	Veralto Corp.	5.450%	9/18/2033	18	18
	Waste Connections Inc.	4.200%	1/15/2033	22	21
	Waste Management Inc.	4.625%	2/15/2033	10	10
	Xylem Inc.	5.200%	6/1/2033	9	9
					684
Materials (2.7%)
	Air Products and Chemicals Inc.	4.800%	3/3/2033	12	12
	Amcor Finance USA Inc.	5.625%	5/26/2033	15	15
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	18	18
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	40	41
	Dow Chemical Co.	6.300%	3/15/2033	15	16
	Eastman Chemical Co.	5.750%	3/8/2033	13	13
	Ecolab Inc.	5.150%	6/15/2033	42	43
	EIDP Inc.	4.800%	5/15/2033	14	14
	LYB International Finance III LLC	5.625%	5/15/2033	11	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	5.450%	11/15/2033	11	11
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	30	32
	Rio Tinto Finance USA plc	5.000%	3/9/2033	5	5
	Vale Overseas Ltd.	6.125%	6/12/2033	41	43
	WRKCo Inc.	3.000%	6/15/2033	16	14
					288
Real Estate (3.9%)
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	29	23
	American Tower Corp.	5.650%	3/15/2033	23	24
	American Tower Corp.	5.550%	7/15/2033	15	15
	American Tower Corp.	5.900%	11/15/2033	22	23
	Boston Properties LP	2.450%	10/1/2033	19	15
	CBRE Services Inc.	4.900%	1/15/2033	19	19
	Cousins Properties LP	4.875%	3/1/2033	13	13
	Crown Castle Inc.	5.100%	5/1/2033	21	21
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	22	21
	Extra Space Storage LP	4.950%	1/15/2033	21	21
	GLP Capital LP	5.250%	2/15/2033	13	13
	Healthpeak OP LLC	4.750%	1/15/2033	12	12
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	16	16
	Kimco Realty OP LLC	4.600%	2/1/2033	16	16
	Mid-America Apartments LP	4.650%	1/15/2033	14	14
	NNN REIT Inc.	5.600%	10/15/2033	14	14
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	16	14
	Prologis LP	4.625%	1/15/2033	20	20
	Prologis LP	4.750%	6/15/2033	18	18
	Public Storage Operating Co.	5.100%	8/1/2033	23	23
[2]	Realty Income Corp.	4.750%	4/15/2033	25	25
	Realty Income Corp.	4.900%	7/15/2033	17	17
	Simon Property Group LP	5.500%	3/8/2033	14	14
					411
Technology (8.8%)
	Apple Inc.	4.300%	5/10/2033	24	24
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	18	18
	Broadcom Inc.	4.600%	1/15/2033	20	20
	Broadcom Inc.	2.600%	2/15/2033	52	45
	Broadcom Inc.	3.419%	4/15/2033	65	59
	Concentrix Corp.	6.850%	8/2/2033	15	13
	Dell International LLC	5.750%	2/1/2033	28	29
	Fiserv Inc.	5.600%	3/2/2033	10	10
	Fiserv Inc.	5.625%	8/21/2033	47	47
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	18	18
	HP Inc.	5.500%	1/15/2033	28	29
	Hubbell Inc.	4.900%	6/15/2033	18	18
	Intel Corp.	5.200%	2/10/2033	88	89
	International Business Machines Corp.	4.600%	2/3/2033	15	15
	International Business Machines Corp.	4.750%	2/6/2033	21	21
	Intuit Inc.	5.200%	9/15/2033	34	34
	Jabil Inc.	4.750%	2/1/2033	12	12
	Leidos Inc.	5.750%	3/15/2033	19	20
	Marvell Technology Inc.	5.950%	9/15/2033	15	16
	Nordson Corp.	5.800%	9/15/2033	9	9
	NVIDIA Corp.	4.750%	6/15/2033	91	91
	NXP BV	5.000%	1/15/2033	24	24
	Oracle Corp.	4.900%	2/6/2033	24	23
	Oracle Corp.	5.350%	5/4/2033	92	89
	QUALCOMM Inc.	5.400%	5/20/2033	21	22
	S&P Global Inc.	5.250%	9/15/2033	15	15
	Salesforce Inc.	5.200%	3/15/2033	74	74
	ServiceNow Inc.	5.050%	5/15/2033	13	13
	Texas Instruments Inc.	4.900%	3/14/2033	21	21
	Verisk Analytics Inc.	5.750%	4/1/2033	13	13
					931
Utilities (7.4%)
	Ameren Illinois Co.	4.950%	6/1/2033	18	18
	American Electric Power Co. Inc.	5.625%	3/1/2033	26	27
	Arizona Public Service Co.	5.550%	8/1/2033	9	9
	Atmos Energy Corp.	5.900%	11/15/2033	23	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	13	13
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	12	12
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	16	16
	Constellation Energy Generation LLC	5.800%	3/1/2033	18	19
	Consumers Energy Co.	4.625%	5/15/2033	18	18
[2]	Dominion Energy Inc.	5.250%	8/1/2033	5	5
	DTE Electric Co.	5.200%	4/1/2033	12	12
	Duke Energy Carolinas LLC	4.950%	1/15/2033	34	34
	Duke Energy Corp.	5.750%	9/15/2033	24	25
	Duke Energy Florida LLC	5.875%	11/15/2033	12	13
	Duke Energy Progress LLC	5.250%	3/15/2033	11	11
	Entergy Louisiana LLC	4.000%	3/15/2033	24	23
	Eversource Energy	5.125%	5/15/2033	17	17
	Exelon Corp.	5.300%	3/15/2033	20	20
	Florida Power & Light Co.	5.100%	4/1/2033	13	13
	Florida Power & Light Co.	4.800%	5/15/2033	29	29
	Georgia Power Co.	4.950%	5/17/2033	17	17
	National Grid plc	5.809%	6/12/2033	23	24
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	21	22
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	28	28
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	17	18
	Pacific Gas & Electric Co.	6.150%	1/15/2033	18	19
	Pacific Gas & Electric Co.	6.400%	6/15/2033	31	33
	PacifiCorp	5.450%	4/15/2033	19	19
	PECO Energy Co.	4.900%	6/15/2033	14	14
	PPL Electric Utilities Corp.	5.000%	5/15/2033	20	20
	Public Service Co. of New Hampshire	5.350%	10/1/2033	21	22
[2]	Public Service Electric & Gas Co.	4.650%	3/15/2033	13	13
	Public Service Electric & Gas Co.	5.200%	8/1/2033	9	9
	Sempra	5.500%	8/1/2033	15	16
	Southern California Edison Co.	4.800%	3/15/2033	13	13
	Southern California Gas Co.	5.200%	6/1/2033	12	12
	Southern Co.	5.200%	6/15/2033	23	23
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	15	16
	Southwestern Electric Power Co.	5.300%	4/1/2033	13	13
	Virginia Electric & Power Co.	5.000%	4/1/2033	29	29
[1]	Vistra Operations Co. LLC	5.250%	4/30/2033	26	26
	Xcel Energy Inc.	5.450%	8/15/2033	20	20
					784
Total Corporate Bonds (Cost $10,385)					10,369
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3]	Vanguard Market Liquidity Fund (Cost $31)	3.682%		313	32
Total Investments (98.5%) (Cost $10,416)					10,401
Other Assets and Liabilities—Net (1.5%)					158
Net Assets (100%)					10,559

Cost is in $000.

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $273, representing 2.6% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	10,369	—	10,369
Temporary Cash Investments	32	—	—	32
Total	32	10,369	—	10,401